Quarterly Holdings Report
for
Fidelity® Small Cap Value Fund
October 31, 2023
SCV-NPRT1-1223
1.823236.119
Common Stocks - 99.7%
	Shares	Value ($)
COMMUNICATION SERVICES - 1.3%
Media - 1.3%
Nexstar Broadcasting Group, Inc. Class A	396,800	55,583,744
CONSUMER DISCRETIONARY - 10.2%
Automobile Components - 1.7%
Adient PLC (a)	2,038,300	68,670,327
Hotels, Restaurants & Leisure - 4.3%
Brinker International, Inc. (a)	1,860,036	63,092,421
Churchill Downs, Inc. (b)	514,688	56,533,330
Light & Wonder, Inc. Class A (a)	160,200	11,712,222
Red Rock Resorts, Inc. (b)	1,125,000	44,493,750
		175,831,723
Household Durables - 0.2%
Traeger, Inc. (a)(b)	3,005,000	7,903,150
Leisure Products - 1.8%
Brunswick Corp.	1,084,800	75,361,056
Specialty Retail - 1.8%
Lithia Motors, Inc. Class A (sub. vtg.)	110,000	26,643,100
Upbound Group, Inc.	1,905,100	49,646,906
		76,290,006
Textiles, Apparel & Luxury Goods - 0.4%
Wolverine World Wide, Inc.	2,319,606	18,672,828
TOTAL CONSUMER DISCRETIONARY		422,729,090
CONSUMER STAPLES - 4.1%
Consumer Staples Distribution & Retail - 3.2%
BJ's Wholesale Club Holdings, Inc. (a)	570,000	38,828,400
U.S. Foods Holding Corp. (a)	2,376,000	92,521,440
		131,349,840
Food Products - 0.9%
The Simply Good Foods Co. (a)	975,000	36,357,750
TOTAL CONSUMER STAPLES		167,707,590
ENERGY - 9.3%
Energy Equipment & Services - 3.9%
Championx Corp.	800,000	24,640,000
Noble Corp. PLC	925,000	43,188,250
TechnipFMC PLC	4,365,000	93,934,800
		161,763,050
Oil, Gas & Consumable Fuels - 5.4%
Antero Resources Corp. (a)	2,287,000	67,329,280
Parkland Corp.	2,215,000	67,036,993
Sitio Royalties Corp.	3,546,403	87,667,082
		222,033,355
TOTAL ENERGY		383,796,405
FINANCIALS - 29.5%
Banks - 13.7%
BOK Financial Corp.	320,000	20,966,400
Cadence Bank	3,370,000	71,376,600
Cullen/Frost Bankers, Inc.	360,000	32,756,400
Eastern Bankshares, Inc.	7,410,100	81,585,201
First Foundation, Inc.	2,281,375	10,357,443
First Interstate Bancsystem, Inc.	2,613,200	60,286,524
Independent Bank Group, Inc.	1,608,469	56,859,379
Pinnacle Financial Partners, Inc.	900,000	56,124,000
Synovus Financial Corp.	1,731,700	45,145,419
The Bank of NT Butterfield & Son Ltd.	1,760,000	44,457,600
Trico Bancshares	1,309,000	42,346,150
Webster Financial Corp.	1,173,829	44,570,287
		566,831,403
Capital Markets - 1.6%
AllianceBernstein Holding LP	1,238,200	35,573,486
Lazard Ltd. Class A	1,029,300	28,583,661
		64,157,147
Consumer Finance - 3.4%
Encore Capital Group, Inc. (a)(b)(c)	1,250,200	47,107,536
FirstCash Holdings, Inc.	872,300	95,010,916
		142,118,452
Financial Services - 0.3%
ECN Capital Corp. (b)	10,243,751	14,182,803
Insurance - 10.5%
Assurant, Inc.	616,800	91,841,520
Enstar Group Ltd. (a)	296,049	70,154,732
First American Financial Corp.	1,386,612	71,327,321
Old Republic International Corp.	3,025,100	82,827,238
Primerica, Inc.	437,024	83,541,508
Selective Insurance Group, Inc.	309,903	32,264,001
		431,956,320
TOTAL FINANCIALS		1,219,246,125
HEALTH CARE - 6.0%
Biotechnology - 2.2%
ALX Oncology Holdings, Inc. (a)	970,000	6,984,000
Arcellx, Inc. (a)	250,000	8,812,500
Celldex Therapeutics, Inc. (a)	200,000	4,704,000
Cogent Biosciences, Inc. (a)	850,000	6,936,000
Crinetics Pharmaceuticals, Inc. (a)	500,000	14,645,000
Cytokinetics, Inc. (a)	330,000	11,503,800
Karuna Therapeutics, Inc. (a)	22,400	3,732,064
Keros Therapeutics, Inc. (a)	305,000	8,704,700
Vaxcyte, Inc. (a)	257,096	12,366,318
Xenon Pharmaceuticals, Inc. (a)	200,000	6,200,000
Zentalis Pharmaceuticals, Inc. (a)	350,000	5,726,000
		90,314,382
Health Care Equipment & Supplies - 1.1%
Envista Holdings Corp. (a)	2,085,000	48,517,950
Health Care Providers & Services - 1.2%
Owens & Minor, Inc. (a)	3,447,946	49,409,066
Pharmaceuticals - 1.5%
Enliven Therapeutics, Inc. (a)(b)	455,000	5,637,450
Prestige Brands Holdings, Inc. (a)	710,000	42,145,600
Structure Therapeutics, Inc. ADR	100,000	7,430,000
Ventyx Biosciences, Inc. (a)	450,000	6,489,000
		61,702,050
TOTAL HEALTH CARE		249,943,448
INDUSTRIALS - 17.8%
Aerospace & Defense - 1.5%
Curtiss-Wright Corp.	305,000	60,637,050
Building Products - 1.6%
Hayward Holdings, Inc. (a)(b)	6,498,460	68,233,830
Ground Transportation - 2.5%
TFI International, Inc.	215,000	23,783,300
XPO, Inc. (a)	1,028,600	77,978,166
		101,761,466
Machinery - 0.7%
EnPro Industries, Inc.	267,000	29,653,020
Professional Services - 9.6%
ASGN, Inc. (a)	550,000	45,903,000
CACI International, Inc. Class A (a)	145,000	47,090,200
Concentrix Corp.	926,800	70,631,428
First Advantage Corp. (b)	2,430,000	31,614,300
Genpact Ltd.	1,450,000	48,633,000
Insperity, Inc.	450,000	47,628,000
KBR, Inc.	1,160,000	67,454,000
Science Applications International Corp.	350,000	38,234,000
		397,187,928
Trading Companies & Distributors - 1.9%
Beacon Roofing Supply, Inc. (a)	1,111,000	79,069,870
TOTAL INDUSTRIALS		736,543,164
INFORMATION TECHNOLOGY - 7.8%
Communications Equipment - 1.9%
Lumentum Holdings, Inc. (a)(b)	1,985,000	77,831,850
Electronic Equipment, Instruments & Components - 5.9%
Coherent Corp. (a)	1,400,000	41,440,000
Insight Enterprises, Inc. (a)	588,000	84,260,400
TD SYNNEX Corp.	785,000	71,968,800
Vontier Corp.	1,640,000	48,478,400
		246,147,600
TOTAL INFORMATION TECHNOLOGY		323,979,450
MATERIALS - 5.3%
Chemicals - 0.9%
Ecovyst, Inc. (a)	4,300,000	39,560,000
Construction Materials - 1.8%
Summit Materials, Inc.	2,217,300	72,949,170
Containers & Packaging - 2.6%
Graphic Packaging Holding Co.	2,400,000	51,624,000
O-I Glass, Inc. (a)	3,525,000	54,461,250
		106,085,250
TOTAL MATERIALS		218,594,420
REAL ESTATE - 6.3%
Equity Real Estate Investment Trusts (REITs) - 3.5%
COPT Defense Properties (SBI)	1,320,000	30,096,000
Douglas Emmett, Inc. (b)	3,653,000	40,950,130
LXP Industrial Trust (REIT)	4,815,000	38,086,650
National Storage Affiliates Trust	1,300,000	37,076,000
		146,208,780
Real Estate Management & Development - 2.8%
Cushman & Wakefield PLC (a)	6,256,679	46,111,724
Jones Lang LaSalle, Inc. (a)	525,000	67,158,000
		113,269,724
TOTAL REAL ESTATE		259,478,504
UTILITIES - 2.1%
Gas Utilities - 2.1%
Brookfield Infrastructure Corp. A Shares (b)	3,302,850	85,081,416
TOTAL COMMON STOCKS (Cost $4,393,821,291)		4,122,683,356

Money Market Funds - 3.2%
	Shares	Value ($)
Fidelity Cash Central Fund 5.40% (d)	11,499,693	11,501,993
Fidelity Securities Lending Cash Central Fund 5.40% (d)(e)	118,480,634	118,492,482
TOTAL MONEY MARKET FUNDS (Cost $129,994,475)		129,994,475

TOTAL INVESTMENT IN SECURITIES - 102.9% (Cost $4,523,815,766)	4,252,677,831
NET OTHER ASSETS (LIABILITIES) - (2.9)%	(118,179,044)
NET ASSETS - 100.0%	4,134,498,787

Legend

(a)	Non-income producing
(b)	Security or a portion of the security is on loan at period end.
(c)	Affiliated company
(d)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(e)	Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 5.40%	120,807,535	175,440,581	284,746,123	451,373	-	-	11,501,993	0.0%
Fidelity Securities Lending Cash Central Fund 5.40%	323,721,292	353,187,281	558,416,091	134,532	-	-	118,492,482	0.5%
Total	444,528,827	528,627,862	843,162,214	585,905	-	-	129,994,475

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Other Affiliated Issuers
An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are presented in the table below. Certain corporate actions, such as mergers, are excluded from the amounts in this table if applicable. A dash in the Value end of period ($) column means either the issuer is no longer held at period end, or the issuer is held at period end but is no longer an affiliate.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)
Encore Capital Group, Inc.	66,885,700	-	-	-	-	(19,778,164)	47,107,536
Traeger, Inc.	29,458,300	-	20,317,316	-	(8,790,271)	7,552,437	-
Total	96,344,000	-	20,317,316	-	(8,790,271)	(12,225,727)	47,107,536

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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